Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Matthew R. DiClemente

(215) 564-8173

mdiclemente@stradley.com

December 5, 2013

via edgar

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Gottex Trust (the “Trust”)

Registration Numbers 333-191185; 811-22889

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Registrant, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, please find Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A. The Pre-Effective Amendment is being filed for purposes of including the legal opinion regarding the issuance of shares of the Gottex Endowment Strategy Fund as an exhibit to Part C of the Registration Statement.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

Stradley Ronon Stevens & Young, LLP

/s/ Matthew R. DiClemente

Matthew R. DiClemente